Pension and OPEB Plans (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of OPEB plans | item	2	2
Rolling period		4 years
Percentage of gains and losses		25.00%
Second pool representation of total investments, percentage		26.00%
Net regulatory asset		$ (1,302)	$ (1,444)
Net actuarial gain (loss)		134
Percent of service assigned to entity	100.00%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions		$ 32	29	$ 26
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item		1,291
Discount rate	5.45%
Weighted average expected long-term rate of return	6.24%
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net regulatory asset		$ 242	291
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average interest crediting rate assumption for Cash Balance Formula		3.50%
Expected funding, 2025		$ 193
Expected funding, 2025 to 2028		562
Cash contributions	$ 172	90	5
Net actuarial gain (loss)		$ 134	$ (63)
Discount rate		4.77%	4.94%	2.75%
Weighted average expected long-term rate of return		5.83%	6.04%	4.70%
Additional cash contributions	22
Additional cash contributions, next five years	591
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item		490
Expected funding, 2025		$ 25
Expected funding, 2025 to 2028		144
Cash contributions	$ 18	23	$ 24
Net actuarial gain (loss)		$ 15	$ 2
Discount rate	5.65%	4.99%	5.19%	2.91%
Weighted average expected long-term rate of return	7.11%	6.72%	6.94%	5.61%
Additional cash contributions	$ 6
Additional cash contributions, next five years	$ 140
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		100.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		75.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.61%
Weighted average expected long-term rate of return	6.73%